Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2018
Net Loss Per Share Attributable to Common Stockholders
Summary of computation of basic and diluted net loss per share attributable to common stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share amounts):

	December 31,
	2018	2017
Numerator:
Net loss	$(22,799)	(15,469)
Denominator:
Weighted average number of common shares, basic and diluted	1,369,846	1,369,212
Net loss per common share attributable to common stockholders, basic and diluted	$(16.64)	$(11.30)

Summary of shares excluded from the computation of diluted net loss per share

	December 31,
	2018	2017
Preferred stock	15,560,569	4,978,957
Options to purchase common stock	242,079	64,783
Total	15,802,648	5,043,746